Schedule of finance income and costs (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Finance income / (costs)	€ (87)	€ 72
Interest payable and similar expense	(3)	(23)
Derivative financial instruments at FVTPL (Note 19)	12	44
Net finance income / (costs)	€ (78)	€ 93